Basis of Consolidation	12 Months Ended
Aug. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Consolidation
4.	Basis of Consolidation

These consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; Lexaria CanPharm ULC, PoViva Corp., Lexaria Hemp Corp., Kelowna Management Services Corp. and Lexaria Pharmaceutical Corp., and our 83.333% subsidiary Lexaria Nicotine LLC (16.667% Altria Ventures Inc., an indirect wholly owned subsidiary of Altria Group, Inc.). All significant intercompany balances and transactions have been eliminated.